Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from investing activities
Cash disposed from sale of businesses	$ 0	$ 323	$ 14
Cash received from purchase of businesses	0	0	20
Business acquisitions:
Cash paid excluding transaction cost	$ 0	$ 0	$ 17